Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Payables

	2019 € m	2018 € m
Current
Trade payables	2,202	2,453
Construction contract-related payables (i)	229	218
Deferred and contingent acquisition consideration (ii)	45	48
Accruals and other payables	1,897	1,887
Amounts payable to equity accounted investments	3	3
Total	4,376	4,609

Non-current
Other payables	195	181
Deferred and contingent acquisition consideration (ii)	290	291
Total	485	472

(i)
Construction contract-related payables include billings in excess of revenue, together with advances received from customers in respect of work to be performed under construction contracts and foreseeable losses thereon.
€
174 million was recognised in the Consolidated Income Statement during 2019 which was included in the contract-related payables balance at 31 December 2018.

Other than deferred a
n
d contingent consideration, the carrying amounts of trade and other payables approximate their fair value largely due to the short-term maturities and nature of these instruments.

Summary of Movement in Deferred and Contingent Consideration
(ii)
The fair value of total contingent consideration is
€
248 million (2018:
€
220 million) (Level 3 input in the fair value hierarchy), and deferred consideration is
€
87 million (2018:
€
119 million). On an undiscounted basis, the corresponding future payments relating to contingent consideration, for which the Group may be liable, ranges from
€
267 million to
€
410 million. This is based on a range of estimated potential outcomes of the expected payment amounts. The movement in deferred and contingent consideration during the financial year was as follows:

	2019 € m	2018 € m
At 1 January	339	265
Reclassified from held for sale	-	2
Translation adjustment	6	19
Arising on acquisitions and investments during year (note 32)	18	103
Changes in estimate	5	(8)
Disposals	(4)	(2)
Paid during year	(48)	(55)
Discount unwinding	19	15
At 31 December	335	339